Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.0%

Bank Loans — 0.9%
Auto Parts & Equipment — 0.1%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.417%, (1 Month CME SOFR + 2.75%), due 1/28/32(a)	$99,750	$99,812
RealTruck Group, Inc. Second Amendment Incremental Term Loan
8.775%, (1 Month CME SOFR + 5.00%), due 1/31/28(a)	248,489	192,425
		292,237
Commercial Services — 0.0%(b)
Camelot US Acquisition LLC Amendment No. 7 Incremental Term Loan
6.917%, (1 Month CME SOFR + 3.25%), due 1/31/31(a)	100,000	94,333

Computers — 0.1%
Amentum Holdings, Inc. Initial Term Loan
5.917%, (1 Month CME SOFR + 2.00%), due 9/29/31(a)	199,375	199,425

Diversified Financial Services — 0.0%(b)
Aretec Group, Inc. Term B-4 Loan
6.667%, (1 Month CME SOFR + 3.00%), due 8/9/30(a)	99,499	99,143

Electric — 0.2%
Talen Energy Supply, LLC 2024-1 Incremental Term B Loan
6.160%, (3 Month CME SOFR + 2.50%), due 12/15/31(a)	544,500	544,500

Food — 0.0%(b)
C&S Wholesale Grocers, LLC Initial Term Loan
8.667%, (1 Month CME SOFR + 5.00%), due 9/20/30(a)	99,750	97,256

Internet — 0.0%(b)
Arches Buyer, Inc. Refinancing Term Loan
7.017%, (1 Month SOFR + 3.25%), due 12/6/27(a)	99,217	98,795

Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
6.673%, (1 Month CME SOFR + 2.75%), due 4/30/30(a)	198,504	198,752

Media — 0.0%(b)
Gray Television, Inc. Term D Loan
6.782%, (1 Month CME SOFR + 3.00%), due 12/1/28(a)	53,391	53,044

	Principal Amount	Value
Bank Loans (continued)

Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
7.998%, (3 Month CME SOFR + 4.00%), due 6/9/28(a)	$197,416	$166,652

Pharmaceuticals — 0.0%(b)
1261229 B.C. Ltd. Initial Term Loan
9.918%, (1 Month CME SOFR + 6.25%), due 10/8/30(a)	100,000	97,375

Pipelines — 0.0%(b)
New Fortress Energy, Inc. Second Amendment Incremental Term Loan
9.273%, (3 Month CME SOFR + 5.50%), due 10/30/28(a)	198,749	75,856

Retail — 0.2%
Great Outdoors Group, LLC Term B-3 Loan
6.917%, (1 Month CME SOFR + 3.25%), due 1/23/32(a)	495,000	495,000

Software — 0.1%
Cloud Software Group, Inc. Tenth Amendment Tranche B-1 Term Loan
6.903%, (3 Month CME SOFR + 3.25%), due 8/13/32(a)	124,688	120,324

Transportation — 0.0%(b)
NA Rail Hold Co., LLC Tranche B-3 Term Loan
6.738%, (3 Month CME SOFR + 3.00%), due 3/8/32(a)	99,500	99,593

Total Bank Loans
(Cost $2,901,721)		2,732,285

Collateralized Loan Obligations — 1.9%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.070%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	700,000	700,155
BCC Middle Market CLO LLC
Series 2025-1A A1
5.290%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	435,000	437,126
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.218%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	400,000	401,348
Diameter Capital CLO 5 Ltd., (Cayman Islands)
Series 2023-5A A1R
4.912%, (3 Month CME SOFR + 1.24%), due 1/15/39(a)	700,000	701,990
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR
5.240%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	600,000	601,857

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)

Golub Capital CLO 86B Ltd., (Cayman Islands)
Series 2026-86A C
0.000%, (3 Month CME SOFR + 1.70%), due 1/25/39(a)	$300,000	$300,000
Golub Capital Partners CLO 49M Ltd., (Cayman Islands)
Series 2020-49A A2R2
5.348%, (3 Month CME SOFR + 1.68%), due 7/20/38(a)	750,000	750,991
Golub Capital Partners CLO 78M
Series 2025-78A A1
5.050%, (3 Month CME SOFR + 1.38%), due 4/21/39(a)	600,000	601,568
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR
5.152%, (3 Month CME SOFR + 1.48%), due 4/15/37(a)	515,000	516,371
Sixth Street CLO XIV Ltd., (Cayman Islands)
Series 2019-14A A1R2
4.820%, (3 Month CME SOFR + 1.15%), due 1/20/38(a)	700,000	700,326
Total Collateralized Loan Obligations
(Cost $5,697,725)		5,711,732

Collateralized Mortgage Obligations — 6.4%
Mortgage Securities — 6.4%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.574%, due 7/25/45(a)(c)	132,536	107,863
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	286,428	284,008
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.387%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	33,319	29,766
Citigroup Mortgage Loan Trust
Series 2025-4 A2
5.500%, due 10/25/55(a)(c)	383,505	385,887
Connecticut Avenue Securities
Series 2025-R01 1B1
5.397%, (1 Month SOFR + 1.70%), due 1/25/45(a)	770,000	767,600

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
13.062%, (1 Month SOFR + 9.36%), due 11/25/39(a)	$592,085	$625,072
Series 2020-SBT1 1B1
10.562%, (1 Month SOFR + 6.86%), due 2/25/40(a)	1,050,000	1,102,175
Series 2021-R03 1B2
9.197%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	500,950
Series 2022-R01 1B2
9.697%, (1 Month SOFR + 6.00%), due 12/25/41(a)	425,000	441,016
Series 2022-R02 2B2
11.347%, (1 Month SOFR + 7.65%), due 1/25/42(a)	490,000	518,039
Series 2022-R07 1M2
8.347%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	105,036
Series 2022-R08 1B1
9.297%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	919,607
Series 2023-R03 2M2
7.597%, (1 Month SOFR + 3.90%), due 4/25/43(a)	275,000	289,924
Series 2023-R07 2M2
6.947%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	558,720
Series 2024-R02 1B1
6.197%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	225,275
Series 2024-R03 2M2
5.647%, (1 Month SOFR + 1.95%), due 3/25/44(a)	200,000	202,121
Series 2024-R05 2B1
5.697%, (1 Month SOFR + 2.00%), due 7/25/44(a)	1,340,000	1,340,843
GS Mortgage-Backed Securities Trust
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(c)	449,644	410,700
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.230%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	54,127	52,635
J.P. Morgan Mortgage Trust
Series 2021-4 B1
2.879%, due 8/25/51(a)(c)	1,415,643	1,197,555
Series 2022-1 B3
3.085%, due 7/25/52(a)(c)	719,964	593,910
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(c)	406,878	413,340
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.897%, (1 Month SOFR + 1.20%), due 3/25/66(a)	458,570	459,475
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(c)	1,092,671	845,148
Mill City Mortgage Loan Trust 2018-3
Series 2018-3 B1
3.250%, due 8/25/58(a)(c)	406,134	343,884

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE
11.312%, (1 Month SOFR + 7.61%), due 3/25/50(a)	$200,000	$206,805
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(c)	237,902	224,259
Series 2022-J1 A14
2.500%, due 2/25/52(a)(c)	729,160	608,393
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(c)	4,219,738	3,541,943
STACR Trust
Series 2018-HRP1 B2
15.562%, (1 Month SOFR + 11.86%), due 5/25/43(a)	397,397	468,304
UWM Mortgage Trust
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(c)	837,965	727,065
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(c)	621,277	626,003
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B
4.667%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	34,007	33,167
Total Collateralized Mortgage Obligations
(Cost $19,045,736)		19,156,488

Commercial Asset-Backed Securities — 7.8%
Asset Backed Securities — 7.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	445,097	457,115
Ares Loan Funding IX Ltd., (Cayman Islands)
Series 2025-ALF9A A2
5.072%, (3 Month CME SOFR + 1.40%), due 3/31/38(a)	600,000	601,007
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C
5.497%, (1 Month SOFR + 1.80%), due 6/25/47(a)	299,481	298,983
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 D
6.030%, due 11/15/29	1,500,000	1,529,496
Series 2025-3 E
6.620%, due 5/17/32	775,000	781,195
Carmax Select Receivables Trust 2025-B
Series 2025-B E
6.890%, due 9/15/32	605,000	613,991
CF Hippolyta Issuer LLC
Series 2020-1 A2
1.990%, due 7/15/60	535,058	449,354
Series 2020-1 B1
2.280%, due 7/15/60	845,485	532,736
Series 2020-1 B2
2.600%, due 7/15/60	512,688	325,523
Series 2021-1A B1
1.980%, due 3/15/61	362,842	221,658

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A A2
5.522%, due 12/20/55	$515,000	$521,467
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	615,000	600,674
Series 2023-4A D
6.950%, due 12/17/29	260,000	265,427
Series 2025-3A D
5.570%, due 10/15/31	225,000	229,547
Series 2025-4A E
6.990%, due 4/15/33	440,000	445,006
Flagship Credit Auto Trust
Series 2021-3 E
3.320%, due 12/15/28	890,000	820,070
Series 2022-1 D
3.640%, due 3/15/28	780,000	757,564
Series 2022-2 D
5.800%, due 4/17/28	784,000	704,556
Ford Credit Auto Owner Trust
Series 2023-1 D
6.260%, due 8/15/35	425,000	435,412
GLS Auto Receivables Issuer Trust
Series 2022-3A E
8.350%, due 10/15/29	425,000	438,052
Series 2024-3A D
5.530%, due 2/18/31	660,000	669,648
Hertz Vehicle Financing III LLC
Series 2025-6A A
4.890%, due 5/25/32	735,000	741,017
Home Partners of America
Series 2021-2 B
2.302%, due 12/17/26	95,950	94,135
HPEFS Equipment Trust
Series 2024-1A D
5.820%, due 11/20/31	260,000	263,134
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	580,000	580,363
LAD Auto Receivables Trust
Series 2024-3A D
5.180%, due 2/17/32	885,000	893,095
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
4.948%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	650,000	651,644
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	420,000	352,744
Series 2021-1 B1
2.410%, due 10/20/61	865,000	545,960
OneMain Direct Auto Receivables Trust
Series 2019-1A D
4.680%, due 4/14/31	385,000	384,620
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	540,000	497,414
QTS Issuer ABS II LLC
Series 2025-1A A2
5.044%, due 10/5/55	550,000	547,410
Series 2026-3A A2
6.156%, due 1/5/56	545,000	545,011

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
RIN V LLC
Series 2023-2A A1R
5.007%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	$650,000	$649,985
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D
5.430%, due 3/17/31	430,000	438,474
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	565,000	574,005
Subway Funding LLC
Series 2024-1A A2I
6.028%, due 7/30/54	651,750	660,338
Series 2024-3A A2II
5.566%, due 7/30/54	399,938	397,944
Tricon American Homes
Series 2020-SFR1 A
1.499%, due 7/17/38	267,363	263,842
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A
4.300%, due 11/17/41	490,822	486,972
Wendy's Funding LLC
Series 2018-1A A2II
3.884%, due 3/15/48	404,679	399,327
Zayo Issuer LLC
Series 2025-1A A2
5.648%, due 3/20/55	840,000	855,428
Series 2025-3A A2
5.570%, due 10/20/55	710,000	714,458
Total Commercial Asset-Backed Securities
(Cost $23,849,489)		23,235,801

Commercial Mortgage-Backed Securities — 8.5%
Mortgage Securities — 8.5%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	735,000	610,969
BANK
Series 2017-BNK7 C
3.972%, due 9/15/60(a)(c)	245,000	220,903
Series 2019-BN19 C
4.031%, due 8/15/61(a)(c)	490,000	362,371
Series 2019-BN20 C
3.650%, due 9/15/62(a)(c)	130,000	100,553
Series 2020-BN25 D
2.500%, due 1/15/63	1,390,000	1,094,585
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D
3.000%, due 7/15/49	640,000	557,019
Benchmark Mortgage Trust
Series 2018-B3 C
4.545%, due 4/10/51(a)(c)	550,000	484,565
Series 2019-B11 A5
3.542%, due 5/15/52	315,000	306,495
Series 2019-B14 C
3.778%, due 12/15/62(a)(c)	450,000	318,667
Series 2019-B9 C
4.971%, due 3/15/52(a)(c)	1,050,000	921,843

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-5MW A
4.674%, due 10/10/42(a)(c)	$595,000	$594,712
Series 2025-5MW C
5.451%, due 10/10/42(a)(c)	500,000	504,560
BMO Mortgage Trust
Series 2022-C1 111A
3.269%, due 2/17/55(a)(c)	840,000	789,319
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.648%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	495,000	496,856
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
8.134%, due 11/13/46(a)(c)	555,000	596,184
BX Trust 2025-ARIA
Series 2025-ARIA B
5.177%, due 12/13/42(a)(c)	790,000	799,644
BX Trust 2025-VLT7
Series 2025-VLT7 C
6.030%, (1 Month CME SOFR + 2.35%), due 7/15/44(a)	585,000	587,559
CD Mortgage Trust
Series 2017-CD4 D
3.300%, due 5/10/50	495,000	434,950
CFCRE Commercial Mortgage Trust
Series 2016-C3 D
3.052%, due 1/10/48(a)(c)	540,000	523,800
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 D
4.765%, due 5/10/58(a)(c)	617,007	601,312
CFK Trust
Series 2020-MF2 E
3.458%, due 3/15/39(a)(c)	775,000	589,166
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.145%, due 3/10/51(a)(c)	1,420,000	1,081,266
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D
3.222%, due 11/10/47	390,000	287,134
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.976%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	500,000	461,489
COMM Mortgage Trust
Series 2016-DC2 D
3.882%, due 2/10/49(a)(c)	1,260,000	1,147,559
Durst Commercial Mortgage Trust 2025-151
Series 2025-151 D
7.018%, due 8/10/42(a)(c)	655,000	674,629
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.920%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	580,000	583,988
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2
6.947%, (1 Month SOFR + 3.25%), due 10/25/44(a)	780,000	792,172

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
GS Mortgage Securities Corp. Trust
Series 2012-BWTR A
2.954%, due 11/5/34	$518,967	$461,362
Series 2017-GPTX A
2.856%, due 5/10/34	513,367	454,322
GS Mortgage Securities Trust
Series 2015-GC30 B
3.998%, due 5/10/50(a)(c)	229,559	222,638
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.095%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	525,000	493,797
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D
3.000%, due 6/13/52	155,000	121,055
MFT Trust
Series 2020-ABC B
3.477%, due 2/10/42(a)(c)	380,000	304,119
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D
3.973%, due 4/15/48(a)(c)	900,000	508,590
Morgan Stanley Capital I Trust
Series 2014-150E A
3.912%, due 9/9/32	1,050,000	985,740
Series 2015-420 A
7.982%, due 10/12/50	397,765	402,774
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.964%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	325,000	315,656
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(c)	395,000	429,417
NCMF Trust
Series 2025-MFS D
6.618%, due 6/10/33(a)(c)	925,000	939,392
ROCK Trust
Series 2024-CNTR E
8.819%, due 11/13/41	650,000	691,002
SG Commercial Mortgage Securities Trust
Series 2016-C5 B
3.933%, due 10/10/48	400,000	385,837
SKY Trust 2025-LINE
Series 2025-LINE B
7.367%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	363,144	364,524
UBS Commercial Mortgage Trust
Series 2018-C9 C
4.962%, due 3/15/51(a)(c)	550,000	376,938
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6 D
3.059%, due 11/15/49	630,000	542,432
Series 2017-C40 D
2.700%, due 10/15/50	635,000	544,091
Series 2019-C51 C
4.289%, due 6/15/52(a)(c)	460,000	390,116
Total Commercial Mortgage-Backed Securities
(Cost $24,790,121)		25,458,071

	Principal Amount	Value
Corporate Bonds — 45.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	$105,000	$105,033
Lamar Media Corp.
4.875%, due 1/15/29	300,000	300,030
5.375%, due 11/1/33	75,000	74,803
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	150,000	149,969
		629,835
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	144,899
TransDigm, Inc.
6.000%, due 1/15/33	100,000	101,889
6.375%, due 5/31/33	300,000	305,403
6.750%, due 8/15/28	1,000,000	1,016,829
6.750%, due 1/31/34	110,000	113,852
		1,682,872
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	175,000	177,330

Airlines — 0.9%
American Airlines Class B Pass Through Trust
Series 2021-1, B
3.950%, due 7/11/30	202,075	194,200
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A
2.900%, due 3/15/35	774,698	708,312
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, due 10/20/28	967,083	974,395
JetBlue Class AA Pass Through Trust
Series 2019-1, AA
2.750%, due 5/15/32	697,977	624,136
United Airlines Class A Pass Through Trust
Series 20-1, A
5.875%, due 10/15/27	174,199	178,523
United Airlines Holdings, Inc.
5.375%, due 3/1/31	55,000	55,546
		2,735,112
Apparel — 0.0%(b)
William Carter Co. (The)
7.375%, due 2/15/31	40,000	41,352

Auto Manufacturers — 1.9%
American Honda Finance Corp.
5.150%, due 7/9/32	715,000	734,510
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	756,298
6.054%, due 11/5/31	345,000	356,324
6.950%, due 3/6/26	435,000	435,745
7.200%, due 6/10/30	390,000	419,545
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	576,969
4.300%, due 4/6/29	365,000	365,450
5.625%, due 4/4/32	715,000	744,850
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	280,000	290,867

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	$1,150,000	$1,126,077
		5,806,635
Auto Parts & Equipment — 0.4%
American Axle & Manufacturing, Inc.
7.750%, due 10/15/33	65,000	66,867
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	90,000	95,284
IHO Verwaltungs GmbH, (Germany)
7.750%, due 11/15/30	500,000	525,658
8.000%, due 11/15/32	60,000	63,943
Qnity Electronics, Inc.
5.750%, due 8/15/32	70,000	71,310
Real Hero Merger Sub 2, Inc.
6.250%, due 2/1/29	190,000	93,731
Tenneco, Inc.
8.000%, due 11/17/28	250,000	251,488
ZF North America Capital, Inc., (Germany)
7.500%, due 3/24/31	140,000	143,498
		1,311,779
Banks — 7.3%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	632,100
Banco Santander SA, (Spain)
2.749%, due 12/3/30	200,000	182,390
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	735,317
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	555,168
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/74(a)	810,000	787,975
5.367%, (SOFR + 1.23%), due 2/25/31(a)	400,000	412,985
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/74(a)	195,000	208,464
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	416,672
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/74(a)	350,000	348,688
6.875%, (5 Year US CMT T-Note + 2.85%), due 6/15/74(a)	70,000	70,634
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,202,890
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	264,937
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	501,444
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	425,481
5.299%, (5 Year US CMT T-Note + 1.45%), due 1/29/36(a)	695,000	698,305
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.22%), due 4/6/28(a)	1,045,000	1,040,671
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	910,000	897,195
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	540,385

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
First Horizon Bank
5.750%, due 5/1/30	$811,000	$836,234
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	617,870
Huntington Bancshares, Inc.
5.605%, (5 Year US CMT T-Note + 1.35%), due 1/28/41(a)	390,000	388,114
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	789,408
Keybank National Association
4.900%, due 8/8/32	720,000	718,989
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	240,000	260,045
Lloyds Banking Group PLC, (United Kingdom)
4.650%, due 3/24/26	590,000	590,690
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	355,000	361,203
M&T Bank Corp.
5.385%, (SOFR + 1.61%), due 1/16/36(a)	430,000	436,025
6.082%, (SOFR + 2.26%), due 3/13/32(a)	410,000	435,492
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,050,000	923,297
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	534,081
Santander Holdings USA, Inc.
6.499%, (SOFR + 2.36%), due 3/9/29(a)	855,000	891,778
Societe Generale SA, (France)
4.450%, (SOFR + 1.10%), due 4/12/30(a)	470,000	470,346
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/74(a)	675,000	656,254
UBS Group AG, (Switzerland)
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/74(a)	560,000	511,452
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/74(a)	150,000	149,453
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	568,861
USB Realty Corp.
5.081%, (3 Month CME SOFR + 1.41%), due 4/15/74(a)	480,000	403,406
Western Alliance Bank
6.537%, (5 Year US CMT T-Note + 2.85%), due 11/15/35(a)	425,000	430,374
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	882,978
		21,778,051
Biotechnology — 0.3%
Amgen, Inc.
5.750%, due 3/2/63	725,000	708,828
GENMAB A/S/GENMAB FINANCE LLC, (Denmark)
6.250%, due 12/15/32	80,000	82,003
		790,831
Building Materials — 0.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	388,154
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	199,775
Knife River Corp.
7.750%, due 5/1/31	400,000	416,500

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Building Materials (continued)
Quikrete Holdings, Inc.
6.375%, due 3/1/32	$315,000	$326,684
6.750%, due 3/1/33	85,000	88,304
		1,419,417
Chemicals — 1.0%
ASP Unifrax Holdings, Inc.
11.175%, due 9/30/29	106,079	80,620
Celanese U.S. Holdings LLC
6.850%, due 11/15/28	63,000	66,136
7.050%, due 11/15/30	100,000	105,795
7.330%, due 7/15/29	50,000	52,574
Dow Chemical Co. (The)
5.650%, due 3/15/36(d)	550,000	549,554
GPD Cos., Inc.
12.500%, due 12/31/29	127,473	66,579
Huntsman International LLC
4.500%, due 5/1/29	865,000	832,338
Innophos Holdings, Inc.
11.500%, due 6/15/29	280,000	275,100
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	313,346
Olympus Water U.S. Holding Corp.
7.250%, due 2/15/33	65,000	64,747
Perimeter Holdings LLC
6.250%, due 1/15/34	125,000	125,005
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	255,000	250,920
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	100,000	100,529
		2,883,243
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	150,000	157,947

Commercial Services — 0.9%
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	115,000	117,190
Block, Inc.
5.625%, due 8/15/30	85,000	86,517
6.000%, due 8/15/33	100,000	102,148
6.500%, due 5/15/32	100,000	103,895
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	283,135
4.875%, due 7/1/29	340,000	292,252
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	86,485
Global Payments, Inc.
4.875%, due 11/15/30	535,000	534,877
Graham Holdings Co.
5.625%, due 12/1/33	100,000	100,482
Herc Holdings, Inc.
5.750%, due 3/15/31	25,000	25,178
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	126,613
NESCO Holdings II, Inc.
5.500%, due 4/15/29	150,000	147,810
OT Midco, Inc.
10.000%, due 2/15/30	125,000	58,288
TriNet Group, Inc.
3.500%, due 3/1/29	200,000	189,018

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
United Rentals North America, Inc.
3.875%, due 2/15/31	$100,000	$95,329
5.375%, due 11/15/33	120,000	119,929
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	149,440
6.625%, due 4/15/30	50,000	51,806
		2,670,392
Computers — 0.2%
Amentum Holdings, Inc.
7.250%, due 8/1/32	75,000	79,037
CACI International, Inc.
6.375%, due 6/15/33	75,000	77,815
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	340,000	256,993
Insight Enterprises, Inc.
6.625%, due 5/15/32	165,000	168,910
McAfee Corp.
7.375%, due 2/15/30	25,000	19,890
		602,645
Cosmetics/Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,405,177
Edgewell Personal Care Co.
5.500%, due 6/1/28	300,000	300,097
Perrigo Finance Unlimited Co.
Series USD
6.125%, due 9/30/32	100,000	98,353
Prestige Brands, Inc.
3.750%, due 4/1/31	200,000	186,945
5.125%, due 1/15/28	100,000	100,038
		2,090,610
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	207,907
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	521,194
Velocity Vehicle Group LLC
8.000%, due 6/1/29	95,000	92,982
		822,083
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	194,018
Aircastle Ltd. / Aircastle Ireland DAC
5.000%, due 9/15/30	525,000	531,945
Ally Financial, Inc.
5.548%, (SOFR + 1.78%), due 7/31/33(a)	630,000	634,043
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	490,412
Series C
4.700%, (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.48%), due 8/15/74(a)	330,000	316,308
Aretec Group, Inc.
7.500%, due 4/1/29	125,000	124,694
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	614,150
4.700%, due 1/30/31	390,000	387,923
5.750%, due 11/15/29	890,000	924,772
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	521,638

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
Capital One Financial Corp.
4.722%, (SOFR + 1.15%), due 1/30/32(a)	$470,000	$470,140
6.312%, (SOFR + 2.64%), due 6/8/29(a)	775,000	811,233
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	200,000	203,701
6.750%, due 5/1/33	60,000	62,408
7.125%, due 4/30/31	550,000	578,277
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	892,898
Osaic Holdings, Inc.
6.750%, due 8/1/32	150,000	155,455
8.000%, due 8/1/33	40,000	41,461
Series Jan
8.000%, due 8/1/33	35,000	36,269
Series JAN
6.750%, due 8/1/32	60,000	62,173
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	240,576
5.750%, due 9/15/31	100,000	98,756
6.750%, due 2/15/34	50,000	50,457
Planet Financial Group LLC
10.500%, due 12/15/29	100,000	103,899
Rocket Cos., Inc.
6.125%, due 8/1/30	130,000	133,095
6.375%, due 8/1/33	95,000	98,559
Stonex Escrow Issuer LLC
6.875%, due 7/15/32	155,000	159,913
StoneX Group, Inc.
7.875%, due 3/1/31	375,000	398,956
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	866,455
		10,204,584
Electric — 4.7%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	505,211
5.850%, due 10/15/55	255,000	250,711
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	954,271
Alpha Generation LLC
6.750%, due 10/15/32	225,000	233,281
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	603,089
6.350%, due 12/15/32	665,000	724,993
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	605,636
Black Hills Corp.
4.550%, due 1/31/31	950,000	949,439
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	424,700
5.750%, due 1/15/34	35,000	35,128
Edison International
5.250%, due 3/15/32	850,000	852,504
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	335,000	348,918
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/15/74(a)	40,000	47,345
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,273,560
Evergy Missouri West, Inc.
5.250%, due 12/15/35	245,000	245,875

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Indianapolis Power & Light Co.
5.050%, due 8/15/35	$205,000	$205,997
5.650%, due 12/1/32	370,000	388,067
Lightning Power LLC
7.250%, due 8/15/32	400,000	425,758
NRG Energy, Inc.
5.407%, due 10/15/35	340,000	338,427
5.750%, due 1/15/28	100,000	100,057
5.750%, due 1/15/34	135,000	135,895
6.000%, due 2/1/33	250,000	254,797
6.000%, due 1/15/36	220,000	222,296
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	470,000	482,692
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	821,585
Southern California Edison Co.
5.700%, due 3/1/53	270,000	253,985
Talen Energy Supply LLC
6.250%, due 2/1/34	120,000	121,615
6.500%, due 2/1/36	160,000	164,039
TransAlta Corp., (Canada)
5.875%, due 2/1/34	90,000	90,072
Virginia Electric and Power Co.
Series C
4.625%, due 5/15/52	500,000	420,212
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	200,000	203,687
Vistra Operations Co. LLC
5.625%, due 2/15/27	500,000	500,357
VoltaGrid LLC
7.375%, due 11/1/30	90,000	91,153
XPLR Infrastructure Operating Partners LP
4.500%, due 9/15/27	50,000	49,545
7.250%, due 1/15/29	100,000	103,188
7.750%, due 4/15/34	50,000	50,967
8.375%, due 1/15/31	90,000	94,538
8.625%, due 3/15/33	75,000	78,684
Zorlu Enerji Elektrik Uretim A/S, (Turkey)
11.000%, due 4/23/30	420,000	391,328
		14,043,602
Electrical Components & Equipment — 0.0%(b)
EnerSys
6.625%, due 1/15/32	100,000	103,574

Electronics — 0.1%
Amphenol Corp.
5.300%, due 11/15/55	75,000	71,543
Sensata Technologies BV
5.875%, due 9/1/30	350,000	355,203
		426,746
Engineering & Construction — 0.3%
AECOM
6.000%, due 8/1/33	120,000	122,928
Arcosa, Inc.
4.375%, due 4/15/29	425,000	417,786
Artera Services LLC
8.500%, due 2/15/31(d)	55,000	44,706
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	85,000	83,607

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Engineering & Construction (continued)
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	$150,000	$147,770
6.750%, due 1/15/34	115,000	115,591
		932,388
Entertainment — 1.0%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	246,692
Caesars Entertainment, Inc.
4.625%, due 10/15/29	75,000	72,027
6.000%, due 10/15/32(d)	150,000	145,929
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	374,934
5.750%, due 4/1/30	375,000	377,033
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	160,000	157,971
Light & Wonder International, Inc.
6.250%, due 10/1/33	80,000	81,000
7.500%, due 9/1/31	200,000	209,289
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	499,845
Merlin Entertainments Group U.S. Holdings, Inc., (United Kingdom)
7.375%, due 2/15/31	105,000	88,905
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	140,000	132,876
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	115,000	117,052
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.
6.250%, due 10/15/30	115,000	116,743
Voyager Parent LLC
9.250%, due 7/1/32	145,000	154,037
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	155,000	136,400
5.050%, due 3/15/42	80,000	56,200
		2,966,933
Environmental Control — 0.0%(b)
Luna 1.5 SARL, (Luxembourg)
12.000%, due 7/1/32	55,000	58,041
Waste Pro USA, Inc.
7.000%, due 2/1/33	65,000	66,779
		124,820
Food — 1.2%
Albertsons Cos., Inc.
5.625%, due 3/31/32	50,000	49,949
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.750%, due 3/31/34	75,000	73,761
C&S Group Enterprises LLC
5.000%, due 12/15/28	85,000	79,784
Chobani Holdco II LLC
8.750%, due 10/1/29	168,289	179,367
Grupo Nutresa SA, (Colombia)
8.000%, due 5/12/30	200,000	212,995
9.000%, due 5/12/35	380,000	423,890
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	913,753
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	244,788
5.500%, due 10/15/27	200,000	200,109

	Principal Amount	Value
Corporate Bonds (continued)

Food (continued)
Post Holdings, Inc.
6.500%, due 3/15/36	$50,000	$50,045
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	300,000	289,134
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	156,280
4.250%, due 2/1/27	715,000	714,690
United Natural Foods, Inc.
6.750%, due 10/15/28	155,000	155,273
		3,743,818
Forest Products & Paper — 0.1%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	405,000	250,255

Gas — 1.1%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	100,000	104,004
Boston Gas Co.
3.757%, due 3/16/32	275,000	260,693
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	902,358
6.388%, due 9/15/33	225,000	240,979
National Fuel Gas Co.
5.950%, due 3/15/35	1,155,000	1,210,545
Southern California Gas Co.
6.000%, due 6/15/55	605,000	619,837
		3,338,416
Healthcare-Products — 0.2%
Hologic, Inc.
3.250%, due 2/15/29	150,000	149,452
4.625%, due 2/1/28	85,000	84,904
Neogen Food Safety Corp.
8.625%, due 7/20/30	75,000	79,955
Varex Imaging Corp.
7.875%, due 10/15/27	350,000	356,131
		670,442
Healthcare-Services — 0.5%
DaVita, Inc.
4.625%, due 6/1/30	75,000	72,166
Encompass Health Corp.
4.625%, due 4/1/31	100,000	97,883
Global Medical Response, Inc.
7.375%, due 10/1/32	100,000	103,399
IQVIA, Inc.
6.250%, due 6/1/32	240,000	249,348
LifePoint Health, Inc.
5.375%, due 1/15/29	90,000	87,390
8.375%, due 2/15/32	110,000	119,525
10.000%, due 6/1/32	155,000	163,528
11.000%, due 10/15/30	250,000	272,644
Molina Healthcare, Inc.
6.500%, due 2/15/31	75,000	76,864
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	408,204
		1,650,951
Holding Companies-Divers — 0.3%
Clue Opco LLC
9.500%, due 10/15/31	135,000	143,125

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Holding Companies-Divers (continued)
Stena International SA, (Sweden)
7.625%, due 2/15/31	$750,000	$776,186
		919,311
Home Builders — 0.1%
Installed Building Products, Inc.
5.625%, due 2/1/34	60,000	60,345
Mattamy Group Corp., (Canada)
6.000%, due 12/15/33	120,000	117,908
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	75,000	74,858
STL Holding Co. LLC
8.750%, due 2/15/29	65,000	68,353
Winnebago Industries, Inc.
6.250%, due 7/15/28	118,000	117,903
		439,367
Housewares — 0.4%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	449,645
Newell Brands, Inc.
6.375%, due 5/15/30(d)	135,000	133,438
6.625%, due 5/15/32(d)	115,000	112,624
8.500%, due 6/1/28	85,000	89,118
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	150,000	141,199
4.375%, due 2/1/32	250,000	235,680
		1,161,704
Insurance — 0.7%
Asurion LLC and Asurion Co.-Issuer, Inc.
8.000%, due 12/31/32	125,000	130,600
8.375%, due 2/1/34	60,000	60,658
Belrose Funding Trust II
6.792%, due 5/15/55	650,000	681,477
Five Corners Funding Trust III
5.791%, due 2/15/33	545,000	575,119
HUB International Ltd.
7.250%, due 6/15/30	150,000	156,503
MGIC Investment Corp.
5.250%, due 8/15/28	200,000	199,885
Ryan Specialty LLC
5.875%, due 8/1/32	200,000	203,323
		2,007,565
Internet — 0.4%
Cars.com, Inc.
6.375%, due 11/1/28	90,000	89,796
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32(d)	185,000	169,879
7.000%, due 6/15/27	75,000	74,677
Gen Digital, Inc.
6.750%, due 9/30/27	55,000	55,460
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	449,432
Meta Platforms, Inc.
5.625%, due 11/15/55	300,000	285,445
		1,124,689
Investment Companies — 0.0%(b)
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	133,818	124,750

	Principal Amount	Value
Corporate Bonds (continued)

Iron/Steel — 0.4%
Commercial Metals Co.
5.750%, due 11/15/33	$67,000	$68,119
6.000%, due 12/15/35	68,000	69,476
Mineral Resources Ltd., (Australia)
7.000%, due 4/1/31	150,000	157,643
8.500%, due 5/1/30	350,000	362,823
9.250%, due 10/1/28	250,000	262,602
Samarco Mineracao SA, (Brazil)
9.500%, due 6/30/31	292,742	293,889
		1,214,552
Leisure Time — 0.2%
Carnival Corp.
5.750%, due 8/1/32	150,000	154,054
MajorDrive Holdings IV LLC
6.375%, due 6/1/29	85,000	68,380
Royal Caribbean Cruises Ltd.
5.375%, due 1/15/36	295,000	295,616
		518,050
Lodging — 0.7%
Boyd Gaming Corp.
4.750%, due 6/15/31	125,000	121,765
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	100,000	92,575
4.875%, due 1/15/30(d)	500,000	500,977
5.500%, due 3/31/34	35,000	35,169
5.750%, due 9/15/33	100,000	101,875
Hyatt Hotels Corp.
5.250%, due 6/30/29	885,000	912,457
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	474,698
		2,239,516
Machinery-Diversified — 0.3%
Columbus McKinnon Corp.
7.125%, due 2/1/33	90,000	90,468
CompoSecure Holdings LLC
5.625%, due 2/1/33	120,000	119,616
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	143,827
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	400,000	400,116
		754,027
Media — 1.5%
Cable One, Inc.
1.125%, due 3/15/28	160,000	121,600
4.000%, due 11/15/30	75,000	54,589
15.120%, due 3/15/26(e)	200,000	196,500
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 5/1/32	585,000	524,972
4.750%, due 3/1/30	100,000	95,530
5.000%, due 2/1/28	200,000	198,899
CSC Holdings LLC
5.500%, due 4/15/27	350,000	308,925
5.750%, due 1/15/30	200,000	78,611
Directv Financing LLC
8.875%, due 2/1/30	100,000	101,251
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	82,000	82,399
Discovery Communications LLC
3.625%, due 5/15/30	80,000	73,905

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
Gray Media, Inc.
9.625%, due 7/15/32	$60,000	$61,857
10.500%, due 7/15/29	36,000	38,668
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	133,000
6.750%, due 10/15/27	200,000	139,500
Nexstar Media, Inc.
4.750%, due 11/1/28	50,000	49,698
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	129,303
Sirius XM Radio LLC
5.000%, due 8/1/27	400,000	399,305
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	638,019
Univision Communications, Inc.
9.375%, due 8/1/32	100,000	107,666
Versant Media Group, Inc.
7.250%, due 1/30/31	200,000	204,958
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	197,262
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	235,000	235,000
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	225,000	212,414
		4,383,831
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	300,000	306,730
Park-Ohio Industries, Inc.
8.500%, due 8/1/30	55,000	56,482
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	212,547
		575,759
Mining — 0.7%
Century Aluminum Co.
6.875%, due 8/1/32	140,000	144,979
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	130,000	130,651
First Quantum Minerals Ltd., (Zambia)
9.375%, due 3/1/29	300,000	314,725
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	250,000	251,010
Vedanta Resources Finance II PLC, (India)
10.875%, due 9/17/29	390,000	417,792
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	791,023
		2,050,180
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.
4.625%, due 5/15/30	50,000	49,460
6.375%, due 3/15/33	60,000	62,097
Calderys Financing II LLC
11.750%, due 6/1/28	212,500	220,548
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	104,191
		436,296

	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas — 1.4%
Chord Energy Corp.
6.000%, due 10/1/30	$50,000	$50,975
Crescent Energy Finance LLC
7.750%, due 7/31/29	100,000	100,250
7.875%, due 4/15/32	90,000	89,544
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	200,000	212,666
Energean Israel Finance Ltd., (Israel)
5.375%, due 3/30/28	95,000	93,943
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	206,257
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	289,719
Matador Resources Co.
6.875%, due 4/15/28	150,000	153,263
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	95,000	92,389
Murphy Oil Corp.
6.000%, due 10/1/32(d)	60,000	59,950
6.500%, due 2/15/34	70,000	69,747
Noble Finance II LLC
8.000%, due 4/15/30	200,000	208,491
PBF Holding Co. LLC / PBF Finance Corp.
9.875%, due 3/15/30(d)	55,000	58,326
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	451,512
Range Resources Corp.
4.750%, due 2/15/30	150,000	147,942
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	247,389
Seadrill Finance Ltd., (Norway)
8.375%, due 8/1/30	100,000	104,759
SM Energy Co.
6.750%, due 8/1/29	100,000	101,138
7.000%, due 8/1/32	60,000	60,154
Sunoco LP
4.625%, due 5/1/30	500,000	487,539
Talos Production, Inc.
9.000%, due 2/1/29	140,000	145,873
9.375%, due 2/1/31	360,000	381,366
Transocean International Ltd.
8.750%, due 2/15/30	187,500	195,456
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	80,952	82,580
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	100,000	101,379
		4,192,607
Oil & Gas Services — 0.2%
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	40,000	39,970
Bristow Group, Inc.
6.750%, due 2/1/33	115,000	116,347
6.875%, due 3/1/28	130,000	130,138
Kodiak Gas Services LLC
6.500%, due 10/1/33	65,000	66,578
Nine Energy Service, Inc.
13.000%, due 2/1/28	140,000	34,444
SESI LLC
7.875%, due 9/30/30	140,000	141,166
Tidewater, Inc.
9.125%, due 7/15/30	125,000	135,210
		663,853

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Packaging & Containers — 0.2%
Berry Global, Inc.
4.875%, due 7/15/26	$352,000	$352,198
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	100,000	101,492
		453,690
Pharmaceuticals — 0.8%
1261229 BC Ltd.
10.000%, due 4/15/32	70,000	71,838
Bausch Health Cos., Inc., (Canada)
11.000%, due 9/30/28	70,000	72,771
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	205,510
CVS Pass-Through Trust
5.926%, due 1/10/34	103,489	106,121
Endo Finance Holdings LP
8.500%, due 4/15/31	210,000	222,202
Jazz Securities DAC
4.375%, due 1/15/29	950,000	934,722
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	550,000	539,451
5.125%, due 4/30/31	300,000	272,446
		2,425,061
Pipelines — 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	300,119
5.750%, due 10/15/33	55,000	55,600
Buckeye Partners LP
6.750%, due 2/1/30	45,000	47,149
6.875%, due 7/1/29	250,000	259,908
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	1,029,633
DT Midstream, Inc.
4.300%, due 4/15/32	605,000	585,139
Energy Transfer LP
6.500%, (5 Year US CMT T-Note + 2.68%), due 2/15/56(a)	75,000	75,004
Excelerate Energy LP
8.000%, due 5/15/30	150,000	160,407
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	635,000	585,053
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29	150,000	151,901
7.125%, due 7/1/33	25,000	25,608
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	303,164
ITT Holdings LLC
6.500%, due 8/1/29	165,000	159,075
ONEOK, Inc.
6.250%, due 10/15/55	575,000	578,098
Plains All American Pipeline LP
Series B
8.223%, (3 Month CME SOFR + 4.37%), due 11/15/74(a)	550,000	548,975
Plains All American Pipeline LP / PAA Finance Corp.
5.600%, due 1/15/36	285,000	289,153
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	77,790

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	$100,000	$104,248
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	599,793
6.750%, due 3/15/34	90,000	91,594
TransMontaigne Partners LLC
8.500%, due 6/15/30	100,000	103,742
Venture Global LNG, Inc.
7.000%, due 1/15/30	50,000	50,310
8.375%, due 6/1/31	250,000	255,704
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30	60,000	61,758
6.500%, due 1/15/34	85,000	88,213
6.500%, due 6/15/34	40,000	41,425
6.750%, due 1/15/36	50,000	52,413
Western Midstream Operating LP
5.250%, due 2/1/50	680,000	583,958
		7,264,934
Real Estate — 0.1%
Alpha Star Holding IX Ltd., (United Arab Emirates)
7.000%, due 8/26/28	200,000	204,720

REITS — 1.4%
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	807,765
Blackstone Mortgage Trust, Inc.
7.750%, due 12/1/29	65,000	69,675
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	904,905
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	509,473
Iron Mountain, Inc.
5.250%, due 3/15/28	100,000	99,971
Millrose Properties, Inc.
6.250%, due 9/15/32	40,000	40,451
6.375%, due 8/1/30	100,000	102,068
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	100,000	97,775
8.500%, due 2/15/32	100,000	107,136
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	246,381
6.500%, due 4/1/32	50,000	51,708
6.500%, due 6/15/33	55,000	57,013
7.250%, due 7/15/28	100,000	102,958
Starwood Property Trust, Inc.
5.750%, due 1/15/31	60,000	60,754
6.500%, due 7/1/30	100,000	104,136
Trust 2401, (Mexico)
7.375%, due 2/13/34	685,000	748,808
Vornado Realty LP
5.750%, due 2/1/33	90,000	91,029
		4,202,006
Retail — 1.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	100,000	98,508
4.000%, due 10/15/30	500,000	477,063

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
6.125%, due 6/15/29	$100,000	$102,517
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	859,770
Asbury Automotive Group, Inc.
4.750%, due 3/1/30(d)	250,000	246,130
5.000%, due 2/15/32	100,000	97,180
AutoNation, Inc.
4.750%, due 6/1/30	313,000	315,739
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	100,000	103,048
Ken Garff Automotive LLC
4.875%, due 9/15/28	100,000	99,313
LCM Investments Holdings II LLC
4.875%, due 5/1/29	290,000	285,762
Lithia Motors, Inc.
5.500%, due 10/1/30	60,000	60,267
Papa John's International, Inc.
3.875%, due 9/15/29	100,000	95,485
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	425,000	435,821
Yum! Brands, Inc.
4.625%, due 1/31/32	400,000	391,108
5.375%, due 4/1/32	100,000	101,284
		3,768,995
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	960,000	949,620

Semiconductors — 0.2%
Foundry JV Holdco LLC
6.200%, due 1/25/37	595,000	628,696

Software — 1.0%
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	496,884
9.000%, due 9/30/29	100,000	100,977
MSCI, Inc.
3.875%, due 2/15/31	145,000	139,157
5.150%, due 3/15/36	145,000	143,017
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	475,000	441,232
4.125%, due 12/1/31	70,000	62,886
Oracle Corp.
6.100%, due 9/26/65	325,000	283,150
PTC, Inc.
4.000%, due 2/15/28	100,000	98,543
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	499,568
6.500%, due 6/1/32	300,000	309,727
UKG, Inc.
6.875%, due 2/1/31	450,000	449,637
		3,024,778
Sovereign & Agency — 0.5%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36	675,000	705,172
Eagle Funding Luxco SARL, (Mexico)
5.500%, due 8/17/30	885,000	899,001
		1,604,173

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	$585,000	$390,750
Cipher Compute LLC
7.125%, due 11/15/30	170,000	175,170
EchoStar Corp.
6.750%, due 11/30/30	157,599	160,394
10.750%, due 11/30/29	100,000	109,622
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	230,226
Rogers Communications, Inc., (Canada)
7.000%, (5 Year US CMT T-Note + 2.65%), due 4/15/55(a)	145,000	150,404
TELUS Corp., (Canada)
6.375%, (5 Year US CMT T-Note + 2.69%), due 6/9/56(a)	60,000	60,620
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32	280,000	268,800
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	100,000	99,783
6.500%, due 2/15/29	90,000	87,533
Viasat, Inc.
6.500%, due 7/15/28	65,000	64,161
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	150,000	157,129
		1,954,592
Transportation — 0.2%
Seaspan Corp., (Hong Kong)
5.500%, due 8/1/29	125,000	118,883
Star Leasing Co. LLC
7.625%, due 2/15/30	295,000	282,314
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	300,000	314,487
		715,684
Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	829,000	881,032

Total Corporate Bonds
(Cost $133,425,602)		134,940,701

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies — 27.5%

Mortgage Securities — 16.6%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(f)	$2,524,043	$239,782
Series 2023-429 C5
3.000%, due 10/25/52(f)	1,789,076	323,919
Series 2023-438 C34
6.000%, due 8/25/53(f)	1,058,322	234,200
Series 2024-440 C46
4.000%, due 10/25/53(f)	2,018,811	427,387
Fannie Mae Pool
Series 2020-FM5299
3.500%, due 11/1/50	216,810	201,186
Series 2021-MA4492
2.000%, due 12/1/51	362,504	295,246
Series 2022-CB3155
2.000%, due 3/1/52	352,414	286,187
Series 2023-FP0087
2.000%, due 10/1/50	1,582,109	1,292,230
Series 2023-FS3603
5.500%, due 8/1/53	579,218	594,376
Series 2023-FS5641
6.000%, due 8/1/53	361,859	373,671
Series 2023-MA4918
5.000%, due 2/1/53	527,122	529,130
Series 2023-MA4919
5.500%, due 2/1/53	406,490	413,668
Series 2023-MA5108
6.000%, due 8/1/53	856,891	881,954
Series 2023-MA5139
6.000%, due 9/1/53	359,971	370,350
Series 2024-FS7587
5.500%, due 4/1/54	549,410	562,036
Series 2024-FS8275
5.500%, due 6/1/54	1,810,491	1,838,185
Series 2024-FS9453
4.500%, due 8/1/53	752,371	741,030
Series 2024-MA5353
5.500%, due 5/1/54	465,941	472,749
Fannie Mae REMICS
Series 2016-19 SD
2.288%, (1 Month SOFR + 5.99%), due 4/25/46(a)(f)	1,076,556	100,456
Series 2016-57 SN
2.238%, (1 Month SOFR + 5.94%), due 6/25/46(a)(f)	505,366	54,782
Series 2019-32 SB
2.238%, (1 Month SOFR + 5.94%), due 6/25/49(a)(f)	852,224	92,405
Series 2020-57 LJ
2.000%, due 8/25/50	790,000	603,534
Series 2020-70 SD
2.438%, (1 Month SOFR + 6.14%), due 10/25/50(a)(f)	700,638	86,921
Series 2021-12 JI
2.500%, due 3/25/51(f)	558,049	87,617
Series 2021-3 TI
2.500%, due 2/25/51(f)	638,367	108,660
Series 2021-34 IS
0.141%, (1 Month SOFR + 2.91%), due 11/25/42(a)(f)	2,459,794	59,449
Series 2021-34 MI
2.500%, due 3/25/51(f)	1,185,640	156,809
Series 2021-54 HI
2.500%, due 6/25/51(f)	159,867	18,762
Series 2021-8 ID

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
3.500%, due 3/25/51(f)	$1,326,001	$283,548
Series 2022-10 SA
2.053%, (1 Month SOFR + 5.75%), due 2/25/52(a)(f)	722,938	82,357
Series 2023-24 OQ
0.000%, due 7/25/54(e)(g)	466,702	394,507
Series 2024-48 SB
2.203%, (1 Month SOFR + 5.90%), due 7/25/54(a)(f)	3,244,349	178,999
Series 2024-82 DS
1.453%, (1 Month SOFR + 5.15%), due 11/25/54(a)(f)	1,820,272	57,523
Series 2025-103 SA
2.133%, (1 Month SOFR + 5.83%), due 6/25/55(a)(f)	1,268,093	79,014
Series 2025-18 SM
3.403%, (1 Month SOFR + 7.10%), due 9/25/54(a)(f)	660,766	46,089
Series 2025-44 SD
1.403%, (1 Month SOFR + 5.10%), due 6/25/55(a)(f)	2,417,238	91,740
Freddie Mac Gold Pool
Series 2025-Z40283
3.500%, due 9/1/47	509,535	480,156
Series 2026-Z40295
3.500%, due 11/1/47	940,000	885,422
Series 2026-Z40296
3.000%, due 1/1/43	815,000	755,383
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2
4.680%, due 10/25/31(a)(c)	1,260,000	1,290,189
Freddie Mac Pool
Series 2022-RA6622
2.500%, due 1/1/52	803,860	693,846
Series 2022-SD8215
4.000%, due 5/1/52	219,633	211,029
Series 2022-SD8220
3.000%, due 6/1/52	1,127,439	1,001,307
Series 2022-SD8243
3.500%, due 9/1/52	2,449,073	2,267,696
Series 2022-SD8257
4.500%, due 10/1/52	1,352,353	1,330,296
Series 2023-SD3392
5.500%, due 7/1/53	272,479	279,688
Series 2023-SD3770
2.500%, due 3/1/52	182,014	157,358
Series 2024-SD5040
5.500%, due 3/1/54	542,074	554,584
Series 2024-SD5184
4.000%, due 3/1/53	978,718	940,376
Series 2024-SD6766
5.500%, due 11/1/54	358,052	364,831
Series 2024-SD8407
5.000%, due 3/1/54	623,932	624,485
Series 2025-SL0849
6.000%, due 4/1/55	449,705	460,464
Series 2025-SL2053
6.000%, due 8/1/55	687,310	703,892
Freddie Mac REMICS
Series 2020-4988 LP
1.250%, due 6/25/50	619,107	495,526
Series 2020-4993 KS
2.238%, (1 Month SOFR + 5.934%), due 7/25/50(a)(f)	1,351,783	180,793

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2020-4994 TS
2.288%, (1 Month SOFR + 5.99%), due 7/25/50(a)(f)	$665,909	$85,109
Series 2020-5013 DI
3.000%, due 9/25/50(f)	1,472,760	263,921
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(f)	723,497	14,740
Series 2020-5031 IQ
2.500%, due 10/25/50(f)	452,974	70,970
Series 2020-5038 IB
2.500%, due 10/25/50(f)	434,292	67,370
Series 2020-5040 IO
3.500%, due 11/25/50(f)	643,803	117,653
Series 2021-5070 PI
3.000%, due 8/25/50(f)	757,344	134,686
Series 2022-5191 IO
3.500%, due 9/25/50(f)	761,875	136,301
Series 2023-5304 UB
4.000%, due 2/25/52	312,508	294,739
Series 2023-5315 OQ
0.000%, due 1/25/55(e)(g)	410,717	339,082
Series 2023-5326 QO
0.000%, due 9/25/50(e)(g)	315,792	213,740
Series 2023-5328 JY
0.250%, due 9/25/50	674,927	474,886
Series 2023-5351 DO
0.000%, due 9/25/53(e)(g)	311,219	251,432
Series 2023-5351 EO
0.000%, due 10/25/53(e)(g)	232,993	194,759
Series 2023-5363
0.000%, due 12/25/53(e)(g)	269,250	231,092
Series 2024-5471 SK
1.653%, (1 Month SOFR + 5.35%), due 8/25/54(a)(f)	4,545,134	163,698
Series 2024-5472 SB
1.653%, (1 Month SOFR + 5.35%), due 11/25/54(a)(f)	4,755,849	182,902
Series 2025-5514 SA
1.403%, (1 Month SOFR + 5.10%), due 3/25/55(a)(f)	1,443,856	43,514
Series 2025-5531 SD
2.203%, (1 Month SOFR + 5.90%), due 4/25/55(a)(f)	1,849,293	115,768
Series 2025-5547 ES
3.303%, (1 Month SOFR + 7.00%), due 6/25/55(a)(f)	784,349	53,431
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2
8.912%, (1 Month SOFR + 5.21%), due 1/25/50(a)	815,000	908,403
Series 2022-DNA3 M2
8.047%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	587,455
Series 2022-HQA3 M2
9.047%, (1 Month SOFR + 5.35%), due 8/25/42(a)	285,000	303,308
Series 2025-DNA1 M2
5.047%, (1 Month SOFR + 1.35%), due 1/25/45(a)	455,000	455,415
Series 2025-HQA1 M2
5.347%, (1 Month SOFR + 1.65%), due 2/25/45(a)	1,000,000	1,002,186
Freddie Mac STACR Trust
Series 2019-HQA2 B2

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
15.062%, (1 Month SOFR + 11.36%), due 4/25/49(a)	$600,000	$719,815
Freddie Mac Strips
Series 2012-272
0.000%, due 8/15/42(e)(g)	440,945	342,612
Series 2013-311 S1
2.128%, (1 Month SOFR + 5.84%), due 8/15/43(a)(f)	685,382	70,821
Series 2023-397 C61
5.500%, due 1/25/53(f)	835,652	144,083
Series 2023-402
0.000%, due 9/25/53(e)(g)	385,043	326,964
Ginnie Mae II Pool
Series 2021-MA7409
2.000%, due 6/20/51	515,510	419,473
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(f)	904,388	210,651
Series 2019-128 YF
3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	230,322	209,243
Series 2019-159 P
2.500%, due 9/20/49	515,076	452,204
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(f)	1,180,431	4,963
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(f)	1,513,368	11,330
Series 2020-146 KI
2.500%, due 10/20/50(f)	1,279,021	189,108
Series 2020-146 SA
2.510%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(f)	752,784	101,697
Series 2020-168 IA
0.974%, due 12/16/62(a)(c)(f)	1,466,419	104,226
Series 2020-175 CS
2.510%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(f)	824,668	106,719
Series 2020-189 SU
2.510%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(f)	712,617	101,043
Series 2020-34 SC
2.260%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(f)	785,162	98,465
Series 2021-1 IT
3.000%, due 1/20/51(f)	1,140,211	197,832
Series 2021-1 PI
2.500%, due 12/20/50(f)	630,902	96,489
Series 2021-122 HS
2.510%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(f)	1,045,602	142,527
Series 2021-146 IN
3.500%, due 8/20/51(f)	958,729	167,164
Series 2021-158 SB
0.000%, (1 Month SOFR + 3.70%), due 9/20/51(a)(f)	892,641	23,905
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(f)	2,063,827	6,510
Series 2021-179 SA
2.510%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(f)	1,190,947	166,923
Series 2021-188 IO

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
2.500%, due 10/20/51(f)	$3,215,829	$529,083
Series 2021-205 DS
0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(f)	2,813,191	28,447
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(f)	1,626,053	1,403
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(f)	1,966,054	7,084
Series 2021-42 BI
2.500%, due 3/20/51(f)	521,124	76,197
Series 2021-46 QS
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	472,758	62,005
Series 2021-46 TS
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	604,764	79,330
Series 2021-47 IO
0.992%, due 3/16/61(a)(c)(f)	3,431,199	226,781
Series 2021-49 SB
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	692,030	90,351
Series 2021-57 SA
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	1,814,758	238,998
Series 2021-57 SD
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	1,901,086	253,665
Series 2021-67 PI
3.000%, due 4/20/51(f)	653,591	111,082
Series 2021-74 HI
3.000%, due 4/20/51(f)	152,836	22,894
Series 2021-96 GP
1.000%, due 6/20/51	506,434	393,154
Series 2021-97 SA
0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(f)	3,937,168	17,296
Series 2021-97 SM
2.510%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(f)	1,090,326	146,898
Series 2021-98 IN
3.000%, due 6/20/51(f)	529,503	96,159
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(f)	1,039,494	10,260
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(f)	5,243,676	54,771
Series 2022-185 DI
1.022%, due 10/16/65(a)(c)(f)	1,281,179	87,516
Series 2022-221 C
3.000%, due 6/16/64(a)(c)	395,000	264,567
Series 2022-34 HS
0.397%, (1 Month SOFR + 4.10%), due 2/20/52(a)(f)	2,068,028	92,876
Series 2022-78 S
0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(f)	1,089,067	20,143
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(f)	2,078,040	19,956
Series 2023-101 KO
0.000%, due 1/20/51(e)(g)	1,033,366	682,122
Series 2023-114 MO

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
0.000%, due 8/20/53(e)(g)	$180,969	$152,533
Series 2023-159 CI
0.955%, due 7/16/65(a)(c)(f)	2,837,091	198,406
Series 2023-172 IO
1.331%, due 2/16/66(a)(c)(f)	1,940,464	176,597
Series 2023-194 CI
0.818%, due 10/16/65(a)(c)(f)	2,178,378	134,006
Series 2023-38 WT
6.464%, due 12/20/51(a)(c)	257,394	271,639
Series 2023-53
0.000%, due 4/20/53(e)(g)	194,539	159,671
Series 2023-55 CG
7.833%, due 7/20/51(a)(c)	408,196	464,736
Series 2023-55 LB
7.722%, due 11/20/51(a)(c)	395,917	452,005
Series 2023-56 SK
2.260%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(f)	2,053,257	220,661
Series 2023-59 YC
7.076%, due 9/20/51(a)(c)	570,255	628,107
Series 2023-60 ES
3.794%, (1 Month SOFR + 11.20%), due 4/20/53(a)	395,180	366,644
Series 2023-66 MP
4.894%, (1 Month SOFR + 12.30%), due 5/20/53(a)	531,254	505,322
Series 2023-66 OQ
0.000%, due 7/20/52(e)(g)	705,097	569,978
Series 2023-80 SA
1.547%, (1 Month SOFR + 5.25%), due 6/20/53(a)(f)	2,008,471	89,165
Series 2023-86 SE
2.947%, (1 Month SOFR + 6.65%), due 9/20/50(a)(f)	728,442	109,507
Series 2024-29 B
2.500%, due 8/16/64(a)(c)	635,000	465,675
Series 2024-48 JI
3.000%, due 7/20/51(f)	1,146,782	193,304
Series 2024-51 SX
1.497%, (1 Month SOFR + 5.20%), due 3/20/54(a)(f)	5,176,139	203,539
Series 2025-112 IO
0.566%, due 3/16/66(a)(c)(f)	3,436,663	176,336
Series 2025-131 S
2.347%, (1 Month SOFR + 6.05%), due 8/20/55(a)(f)	982,252	76,484
Series 2025-2 WZ
2.000%, due 8/20/52	1,004,882	648,218
Series 2025-2 Z
3.500%, due 1/20/55	1,144,301	922,335
Series 2025-37 B
4.500%, due 3/16/66(a)(c)	535,000	468,891
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,101,129	958,321
		49,684,224
U.S. Treasury Bond — 4.5%
U.S. Treasury Bonds
4.625%, due 11/15/45(d)	8,780,000	8,539,922
4.625%, due 11/15/55	5,060,000	4,849,694
		13,389,616

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

U.S. Treasury Note — 6.4%
U.S. Treasury Notes
3.500%, due 1/31/28	$540,000	$539,641
3.500%, due 1/15/29	725,000	722,904
3.750%, due 1/31/31	4,250,000	4,239,375
4.000%, due 1/31/33	9,090,000	9,074,377
4.000%, due 11/15/35(d)	4,745,000	4,647,876
		19,224,173
Total U.S. Government & Federal Agencies
(Cost $82,473,287)		82,298,013

	Shares	Value
Short-Term Investments — 4.6%
Money Market Funds — 4.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.54%(h)	4,081,480	4,081,480
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(h)(i)	9,753,632	9,753,632

Total Short-Term Investments
(Cost $13,835,112)		13,835,112

Total Investments — 102.6% (Cost $306,018,793)		307,368,203
Other Assets and Liabilities, Net — (2.6)%		(7,885,051)
Net Assets — 100.0%		$299,483,152

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(b)	Less than 0.05%.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,348,482; total market value of collateral held by the Fund was $14,841,539. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,087,907.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(g)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(h)	Reflects the 1-day yield at January 31, 2026.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Open futures contracts outstanding at January 31, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2026	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	March 2026	66	$7,451,793	$7,380,656	$(71,137)
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets Inc.	March 2026	(16)	(1,836,224)	(1,826,500)	9,724
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	March 2026	(107)	(22,346,145)	(22,308,664)	37,481
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	March 2026	10	1,086,975	1,089,297	2,322
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2026	54	6,318,504	6,216,750	(101,754)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	March 2026	67	8,088,713	7,868,313	(220,400)
						$(343,764)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $669,824 at January 31, 2026.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,732,285	$—	$2,732,285
Collateralized Loan Obligations	—	5,711,732	—	5,711,732
Collateralized Mortgage Obligations	—	19,156,488	—	19,156,488
Commercial Asset-Backed Securities	—	23,235,801	—	23,235,801
Commercial Mortgage-Backed Securities	—	25,458,071	—	25,458,071
Corporate Bonds	—	134,940,701	—	134,940,701
U.S. Government & Federal Agencies	—	82,298,013	—	82,298,013
Short-Term Investments:
Money Market Funds	13,835,112	—	—	13,835,112
Total Investments in Securities	13,835,112	293,533,091	—	307,368,203
Other Financial Instruments:(k)
Futures Contracts	49,527	—	—	49,527
Total Investments in Securities and Other Financial Instruments	$13,884,639	$293,533,091	$—	$307,417,730
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(393,291)	$—	$—	$(393,291)

(j)	For a complete listing of investments and their industries, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.